7. STOCKHOLDERS' EQUITY (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number of Warrants
Balance at December 31, 2011		180,000
Balance outstanding at September 30, 2012	180,000	180,000
WarrantMember
Number of Warrants
Balance at December 31, 2011	14,397,000
Granted	821,429
Balance outstanding at September 30, 2012	15,218,429
Warrants exercisable at end of September 30, 2012	15,218,429
Weighted Average Exercise Price
Balance at December 31, 2011	$ 0.3
Balance outstanding at September 30, 2012	$ 0.29
Warrants exercisable at end of September 30, 2012	$ 0.29
Weighted average fair value of warrants granted during the period	$ 0.07
Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	1 year 8 months 12 days	2 years 3 months
Granted	5 years
Warrants exercisable at September 30, 2012	1 year 8 months 12 days